Provisions for Compensation and Penalty (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Provisions for Compensation and Penalty [Line Items]
Expenses	$ 328,615		$ 328,615
Estimate amount of financial statement			$ 1,245,625
Total amount of supplier	1,245,625
Provision for penalty	(1,458,857)
Provision for Compensation [Member]
Provisions for Compensation and Penalty [Line Items]
Provisions for compensation and penalty	328,615
Provision for Penalty [Member]
Provisions for Compensation and Penalty [Line Items]
Total amount of supplier	1,245,625
Total amount of supplier	115,383
Provision for penalty	$ 1,130,242